OPERATIONS	12 Months Ended
Mar. 31, 2021
OPERATIONS
OPERATIONS

2.OPERATIONS

Just Energy is a retail energy provider specializing in electricity and natural gas commodities and bringing energy efficient solutions and renewable energy options to customers. Operating in the United States (“U.S.”) and Canada, Just Energy serves both residential and commercial customers, providing homes and businesses with a broad range of energy solutions that deliver comfort, convenience and control. Just Energy is the parent company of Amigo Energy, Filter Group Inc. (“Filter Group”), Hudson Energy, Interactive Energy Group, Tara Energy and terrapass.

Just Energy’s current commodity product offerings include fixed, variable, index and flat rate options. By fixing the price of natural gas or electricity under its fixed-price or price-protected program contracts for a period of up to five years, Just Energy’s customers offset their exposure to changes in the price of these essential commodities. Variable rate products allow customers to maintain competitive rates while retaining the ability to lock into a fixed price at their discretion. Flat-bill products allow customers to pay a flat rate each month regardless of usage. Just Energy derives its gross margin from the difference between the price at which it is able to sell the commodities to its customers and the related price at which it purchases the associated volumes from its suppliers.

Just Energy offers green products through terrapass and its JustGreen program. Green products offered through terrapass allow customers to offset their carbon footprint without buying energy commodity products and can be offered in all states and provinces without being dependent on energy deregulation. The JustGreen electricity product offers customers the option of having all or a portion of their electricity sourced from renewable green sources such as wind, solar, hydropower or biomass, via power purchase agreements and renewable energy certificates. The JustGreen gas product offers carbon offset credits that allow customers to reduce or eliminate the carbon footprint of their homes or businesses. Through the Filter Group, Just Energy provides subscription-based home water filtration systems to residential customers, including under-counter and whole-home water filtration solutions. Just Energy markets its product offerings through multiple sales channels including digital, retail, door-to-door, brokers and affinity relationships.

In March 2019, Just Energy formally approved and commenced a process to dispose of its businesses in Germany, Ireland and Japan. In June 2019, Just Energy also formally approved and commenced a process to dispose of its business in the United Kingdom (“U.K.”), as part of the Company’s strategic review. The decision was part of a strategic transition to focus on the core business in North America. The U.K. and Ireland businesses were disposed of during the year ended March 31, 2020 as described in Note 25. The disposal of operations in Japan was completed in April 2020. In March 2021, the Company commenced insolvency proceedings for its German operations and expects to liquidate the German businesses within the next 12 months.

As at March 31, 2021, the German business operations were classified as a discontinued operation as appropriate. Previously, these operations were reported within the Mass Market segment, while a portion of the U.K. business was allocated to the Commercial segment. On November 30, 2020, the Company sold EdgePower. The disposal of these operations was reclassified and presented in discontinued operations and were previously reported as a Commercial segment.

On September 28, 2020, the Company completed a recapitalization plan (the “September Recapitalization”). The September Recapitalization was undertaken through a plan of arrangement under the Canada Business Corporations Act (“CBCA”). See further discussion in Note 15 and Note 18.